DISCONTINUED OPERATIONS (Tables)	9 Months Ended
Jul. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF SALE OF DISCONTINUED OPERATIONS
Carrying value of assets disposed	$(2,094)
Carrying value of liabilities disposed	637
Carrying value of net assets disposed	(1,457)
Sales proceeds	-
Loss on sale of discontinued operations	$(1,457)

SUMMARY OF COMPONENTS OF DISCONTINUED OPERATIONS FOR DISPOSED SUBSIDIARY

The following table summarizes certain selected components of discontinued operations for the disposed subsidiary for the three and nine months ended July 31, 2023 and 2022:

	Three months ended July 31,		Nine months ended July 31,
	2023	2022	2023	2022

Revenues	$-	$-	$-	$2,500

Loss from discontinued operations	$-	$(166)	$-	$(1,959)

Loss per share from discontinued operations - Basic and Diluted	$-	$(0.00)	$-	$(0.00)

Current and total assets	$-	$-	$-	$-
Current and total liabilities	$-	$-	$-	$-